ANNUAL REPORT

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

December 31, 2021

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Delaware VIP Fund for Income
Assets:
Investments at fair value	$3,438,738

Total assets	$3,438,738

Total net assets	$3,438,738

Units outstanding	241,375

Investment shares held	536,464
Investments at cost	$3,515,825

	Unit Value	Units Outstanding
Variable Annuity Fund A	$14.246	241,375

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENT OF OPERATIONS

For the period ended December 31, 2021

Delaware VIP Fund for Income
Income:
Dividends	$201,403
Expenses:
Mortality and administrative expenses	28,243

Net investment income (loss)	173,160

Realized gains (losses) on investments
Realized (loss) on sale of fund shares	(24,631)

Realized (loss)	(24,631)

Change in unrealized appreciation (depreciation) during the year	8,158

Net increase (decrease) in net assets from operations	$156,687

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

	Delaware VIP Fund for Income
	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$173,160	$229,669
Realized gain distributions	-	-
Realized gains (losses)	(24,631)	(88,529)
Unrealized appreciation (depreciation) during the year	8,158	137,394

Net increase (decrease) in net assets from operations	156,687	278,534

Contract transactions:
Net insurance premiums from contract owners	930	-
Transfers for contract benefits and terminations	(841,931)	(1,170,990)

Net increase (decrease) in net assets resulting from contract transactions	(841,001)	(1,170,990)

Total increase (decrease) in net assets	(684,314)	(892,456)

Net assets at beginning of period	4,123,050	5,015,506

Net assets at end of period	$3,438,736	$4,123,050

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 1—Organization

First Investors Life Variable Annuity Fund A (“Separate Account A”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY.

Separate Account A was established by Foresters Life Insurance and Annuity Company (“FLIAC”) and operates in accordance with the regulations of the New York State Department of Financial Services (the “NYDFS”). On July 1, 2020, NNY completed its acquisition of 100% of the outstanding common stock of FLIAC from The Independent Order of Foresters, after receipt of insurance regulatory approval by the NYDFS. Effective July 8, 2020, FLIAC merged into NNY pursuant to a merger agreement.

Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Assets of Separate Account A have been used to purchase shares in diversified investment funds. Until October 4, 2019, the assets of Separate Account A were used to purchase shares of First Investors Life Series Fund for Income (the “Fund”), an open-end diversified management investment company registered under the 1940 Act. On October 4, 2019, each series of the First Investors Life Series Funds managed by Foresters Investment Management Company (“FIMCO”), an affiliate of FLIAC, reorganized into a substantially similar series of the Delaware VIP Trust, managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust.

NNY offers a variable annuity contract through Separate Account A. New policies are no longer available for sale. Policyholders may continue to make additional payments under their respective Policy. In addition, contract holders are able to convert their policies to a Tax Tamer I product offered through First Investors Life Variable Annuity Fund C. Tax Tamer I is no longer available for sale but it does offer more investment options for the contract holder.

The contract holder directs the deposits into the sub-account that comprises Separate Account A and bears the investment risk if the sub-account does not meet its stated investment objectives.

NNY and Separate Account A are subject to regulation by the NYDFS and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other assets and liabilities and are legally insulated and not subject to claims against the NNY’s general account assets.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 2—Significant Accounting Policies

A.     Basis of Presentation

The financial statements of Separate Account A are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

B.     Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account A is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account A has the ability to access.

•

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account A’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between the Levels in the FASB fair value hierarchy during the year ended December 31, 2020.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820 to add, remove, and modify fair value measurement disclosure requirements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019. Separate Account A adopted the provisions of this guidance for its fiscal year beginning January 1, 2020 and adoption did not have an impact on the financial position, results of operations or changes in net assets of Separate Account A.

C.     Investment income

Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Fund is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

D.     Federal Income taxes

NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of Separate Account A are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examination by tax authorities for years before 2016. Separate Account A is not taxed as a regulated investment company under Subchapter M of the Code. Under current provision of the Code, NNY does not expect to incur federal income taxes on the earnings of Separate Account A to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made to Separate Account A for federal income taxes. NNY will periodically review the tax liability of Separate Account A in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against Separate Account A.

E.     Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 2—Significant Accounting Policies (Continued)

matters related to or impacted by the COVID-19 pandemic, such as the possibility for elevated mortality and investment market volatility. Actual results may differ from those estimates. Significant estimates used in determining insurance and contract holder liabilities, income taxes, contingencies and valuation allowances for invested assets are discussed throughout the Notes to Financial Statements.

F.     Subsequent Events

Management has evaluated subsequent events from the balance sheet date through April 6, 2022, the date that the financial statements were available to be issued.

G.     Investments

Shares of the Fund held by the sub-account of Separate Account A are valued at net asset value (“NAV”) per share of the Fund, which values the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Fund’s redemption and sufficient transaction volumes exists. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

Note 3—Investments

The cost of purchases totaled $207,923 and proceeds from sales totaled $878,257 for the year ended December 31, 2021.

Note 4—Changes in Units

The net decrease in units of 60,180 during 2021 is comprised of 66 units issued and 60,246 units redeemed. The net decrease in units of 91,509 during 2020 is comprised of 1,252 units issued and 92,761 units redeemed.

Note 5—Financial Highlights

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Delaware VIP Fund for Income
2021	241	14.246	3,439	5.25%	0.75%	4.09%
2020	302	13.686	4,123	5.99%	0.75%	7.14%
2019	393	12.774	5,016	6.75%	0.75%	11.94%
2018	440	11.412	5,035	6.43%	0.75%	(3.31%)
2017	518	11.803	6,122	5.15%	0.75%	6.03%

1. These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2. These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3. These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 6—Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by NNY from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2021.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of First Investors Life Variable Annuity Fund A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Delaware VIP Fund for Income sub-account that comprises First Investors Life Variable Annuity Fund A (the Separate Account) as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-account as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual fund. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 6, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

12-21

OL4258 © 2020 The Nassau Companies of New York